Property, plant and equipment (Parenthetical) (Details) - Spare Parts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 42,881	$ 39,265
Increase in provisions	5,381	3,616
Ending balance	$ 48,262	$ 42,881